T. ROWE PRICE Spectrum Diversified Equity Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
12/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
3/31/24
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 100.1%
T. Rowe Price Funds:
U.S. Large-Cap Core Fund  445,034 191 23,756 11,662,380 473,143
Dividend Growth Fund  449,733 1,905 19,110 6,039,382 461,711
Value Fund  398,494 12,260 3,682 9,704,691 454,859
Equity Income Fund  401,281 18,471 3,700 12,313,043 449,796
Blue Chip Growth Fund (2) 409,166 171 21,237 2,535,171 438,686
Growth Stock Fund  404,302 171 14,109 4,450,536 437,488
Real Assets Fund  244,750 11,105 2,277 17,960,153 261,679
International Value Equity Fund  186,941 8,731 3,076 11,991,853 203,981
International Stock Fund  185,361 79 2,990 9,535,423 188,897
Mid-Cap Growth Fund  151,155 63 3,110 1,468,686 160,865
Mid-Cap Value Fund  138,960 57 2,647 4,363,275 151,929
Small-Cap Value Fund  134,033 55 2,712 2,521,731 136,678
New Horizons Fund (2) 117,896 48 4,283 2,002,980 121,741
International Discovery Fund  78,266 33 2,146 1,201,612 79,763
Emerging Markets Stock Fund  75,862 33 1,734 2,154,573 74,031
Total Equity Mutual Funds (Cost $2,014,235) 4,095,247
Total Investments in Securities 100.1%
(Cost $2,014,235) $ 4,095,247
Other Assets Less Liabilities (0.1)% (2,328)
Net Assets 100.0% $ 4,092,919
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing

T. ROWE PRICE Spectrum Diversified Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Blue Chip Growth Fund  $ 6,075 $ 50,586 $ —
Dividend Growth Fund  5,367 29,183 1,714
Emerging Markets Stock Fund  (40) (130) —
Equity Income Fund  57 33,744 2,300
Growth Stock Fund  2,200 47,124 —
International Discovery Fund  (403) 3,610 —
International Stock Fund  1,107 6,447 —
International Value Equity Fund  17 11,385 —
Mid-Cap Growth Fund  162 12,757 —
Mid-Cap Value Fund  313 15,559 —
New Horizons Fund  (851) 8,080 —
Real Assets Fund  40 8,101 —
Small-Cap Value Fund  57 5,302 —
U.S. Large-Cap Core Fund  7,441 51,674 —
Value Fund  74 47,787 —
Totals $ 21,616# $ 331,209 $ 4,014+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $4,014 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum Diversified Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Diversified Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Spectrum Diversified Equity Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On March 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE Spectrum Diversified Equity Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F89-054Q1 03/24